Income Taxes - INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
INCOME TAXES

Farmer Mac is subject to federal income taxes but is exempt from state and local income taxes.  The components of the federal income tax expense for the years ended December 31, 2013, 2012, and 2011 were as follows:

Table 10.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Current income tax expense	$27,082	$24,138	$24,736
Deferred income tax expense/(benefit)	6,670	(1,982)	(18,939)
Income tax expense	$33,752	$22,156	$5,797

A reconciliation of tax at the statutory federal tax rate to the income tax expense for the years ended December 31, 2013, 2012, and 2011 is as follows:

Table 10.2

	For the Year Ended December 31,
	2013	2012	2011
	(dollars in thousands)
Tax expense at statutory rate	$45,943	$31,891	$15,627
Non-taxable dividend income	(2,116)	(2,116)	(2,116)
Income from non-controlling interest	(7,766)	(7,766)	(7,766)
Valuation allowance	(2,693)	6	(254)
Other	384	141	306
Income tax expense	$33,752	$22,156	$5,797
Statutory tax rate	35.0%	35.0%	35.0%

The components of the deferred tax assets and liabilities as of December 31, 2013 and 2012 were as follows:

Table 10.3

	As of December 31,
	2013	2012
	(in thousands)
Deferred tax assets:
Basis differences related to financial derivatives	$22,349	$44,963
Basis differences related to securities	2,509	—
Unrealized losses on available-for-sale securities	8,762	—
Allowance for losses	4,667	5,911
Stock-based compensation	1,916	2,111
Capital loss carryforwards	38,532	39,272
Valuation allowance	(36,432)	(39,272)
Lower of cost or fair value adjustment on loans held for sale	—	2,080
Amortization of premiums on capital investments	1,499	1,352
Valuation allowance	(1,499)	(1,352)
Other	2,455	2,333
Total deferred tax assets	44,758	57,398
Deferred tax liability:
Basis differences related to securities	—	13,160
Unrealized gains on available-for-sale securities	—	39,829
Basis difference in subsidiary	353	1,118
Other	360	168
Total deferred tax liability	713	54,275
Net deferred tax asset	$44,045	$3,123

A valuation allowance is required to reduce a deferred tax asset to an amount that is more likely than not to be realized.  Future realization of the tax benefit from a deferred tax asset depends on the existence of sufficient taxable income of the appropriate character.  After the evaluation of both positive and negative objective evidence regarding the likelihood that its deferred tax assets will be realized, Farmer Mac established a valuation allowance of $37.9 million and $40.6 million, respectively, and as of December 31, 2013 and 2012, which was attributable to non-deductible capital losses on investment securities.  Farmer Mac did not establish a valuation allowance for the remainder of its deferred tax assets because it believes it is more likely than not that those deferred tax assets will be realized.  In determining its deferred tax asset valuation allowance, Farmer Mac considered its taxable income of the appropriate character (for example, ordinary income or capital gain) within the carryback and carryforward periods available under the tax law and the impact of possible tax planning strategies.  As of December 31, 2013, the amount of capital loss carryforwards was $110.1 million.  Of these capital loss carryforwards, $104.1 million will expire in 2014, $0.1 million in 2015, and $5.9 million in 2016.

As of December 31, 2013 both the recorded liability for uncertain tax positions and the corresponding deferred tax asset were $1.1 million. As of December 31, 2012 both the recorded liability for uncertain tax positions and the corresponding deferred tax asset were $1.0 million.

The following table presents the changes in unrecognized tax benefits for the years ended December 31, 2013, 2012, and 2011:

Table 10.4

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Beginning balance	$1,046	$1,175	$1,454
Increases/(decreases) based on tax positions related to current year	102	(129)	(279)
Ending balance	$1,148	$1,046	$1,175

The resolution of the unrecognized tax benefits presented above represents temporary differences and, therefore, would not result in a change to Farmer Mac's effective tax rate.  As of December 31, 2013 and 2012, accrued interest payable and the associated interest expense related to unrecognized tax benefits was immaterial and is presented as a component of income taxes.  Farmer Mac does not expect to be subject to, and has not recorded tax penalties.  The IRS currently is examining Farmer Mac's uncertain tax positions reported in its 2011 tax return; therefore, there may be a significant change in its unrecognized tax benefits within the next 12 months. Tax years 2010 through 2013 remain subject to examination.